Lease Commitments (Schedule of Maturities of Operating Lease Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2023	$ 81,344
2024	60,853
2025	49,060
2026	41,873
2027	36,953
2028 and thereafter	237,681
Total lease payments	507,764
Less imputed interest	93,857
Operating lease liability	$ 413,907	$ 463,422